Business combinations (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocation

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	14	—	14
Intangible assets
Customer related	—	26	26
Vendor relationship	—	7	7
Brand	—	2	2
Deferred tax liabilities on intangible assets	—	(5)	(5)
Total	14	30	44
Goodwill			52
Total purchase price			96

(*)Includes cash and cash equivalents acquired of $12 million.

InSemi Technology Services Private Limited
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocation

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(1)	5	—	5
Intangible assets
Customer related	—	7	7
Brand	—	2	2
Deferred tax liabilities on intangible assets	—	(2)	(2)
Total	5	7	12
Goodwill			12
Total purchase price			24

(1) Includes cash and cash equivalents acquired of $5 million.

In-tech Holding GmbH
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocation

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Assets(*)	87	—	87
Liabilities	(43)	—	(43)
Intangible Assets
Customer related	—	205	205
Brand	—	18	18
Deferred tax liabilities on intangible assets		(61)	(61)
Goodwill			297
Loan	(118)	—	(118)
Total purchase price	(74)	162	385
Loan repayment			118
Total cash outflow			503

(*) Includes cash and cash equivalents acquired of $23 million.